Employee Benefits - Plan Asset Allocation (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Total countries [Domain Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 1,779	€ 1,318
Equity instruments	[1]	2,033	1,966
Investment-grade bonds
Government	[2]	3,907	4,733
Non-government bonds	[2]	8,283	8,574
Non-investment-grade bonds
Government		191	211
Non-government bonds		737	415
Structured products		520	362
Insurance		27	28
Alternatives
Hedge funds		0	0
Real estate		405	376
Commodities		72	19
Private equity		58	58
Other		1,098	1,031
Derivatives (Market Value) [Abstract]
Interest rate		(554)	(432)
Credit		(157)	81
Inflation		(204)	(190)
Foreign exchange		13	(57)
Other		3	26
Fair value of plan assets		18,211	18,519
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		1,260	1,085
Equity instruments	[1]	1,265	1,129
Investment-grade bonds
Government	[2]	2,212	2,264
Non-government bonds	[2]	5,189	5,627
Non-investment-grade bonds
Government		177	166
Non-government bonds		610	305
Structured products		41	38
Insurance		0	1
Alternatives
Hedge funds		0	0
Real estate		232	222
Commodities		48	6
Private equity		58	58
Other		788	667
Derivatives (Market Value) [Abstract]
Interest rate		(735)	(614)
Credit		(155)	80
Inflation		0	0
Foreign exchange		10	(59)
Other		3	0
Fair value of plan assets		11,003	10,975
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		419	115
Equity instruments	[1]	582	634
Investment-grade bonds
Government	[2]	1,167	1,898
Non-government bonds	[2]	2,447	2,272
Non-investment-grade bonds
Government		0	0
Non-government bonds		70	70
Structured products		402	237
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		117	117
Commodities		24	13
Private equity		0	0
Other		36	34
Derivatives (Market Value) [Abstract]
Interest rate		148	133
Credit		(1)	(1)
Inflation		(210)	(197)
Foreign exchange		1	2
Other		0	25
Fair value of plan assets		5,202	5,352
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		26	45
Equity instruments	[1]	118	116
Investment-grade bonds
Government	[2]	367	405
Non-government bonds	[2]	472	521
Non-investment-grade bonds
Government		0	0
Non-government bonds		20	15
Structured products		51	65
Insurance		0	0
Alternatives
Hedge funds		0	0
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		37	51
Credit		0	1
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Fair value of plan assets		1,091	1,219
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		74	73
Equity instruments	[1]	68	87
Investment-grade bonds
Government	[2]	161	166
Non-government bonds	[2]	175	154
Non-investment-grade bonds
Government		14	45
Non-government bonds		37	25
Structured products		26	22
Insurance		27	27
Alternatives
Hedge funds		0	0
Real estate		56	37
Commodities		0	0
Private equity		0	0
Other		274	330
Derivatives (Market Value) [Abstract]
Interest rate		(4)	(2)
Credit		(1)	1
Inflation		6	7
Foreign exchange		2	0
Other		0	1
Fair value of plan assets		€ 915	€ 973

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A